Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 29,028	$ 20,365
Dividends	21,382	15,839
Research and development payable	5,456	2,953
License fees and royalties	4,021	4,173
Professional fees	2,038	2,126
Equipment	492	1,285
Others	6,319	5,340
Accrued expenses and other current liabilities	$ 68,736	$ 52,081